Long-term debt and convertible promissory notes (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	July 31, 2025	January 31, 2025

Convertible note payable issued June 2024, due March 2025	$–	$21,120
Convertible note payable issued August 2024, due May 2025	–	67,200
Convertible note payable issued October 2024, due July 2025	–	97,200
Convertible note payable issued December 2024, due September 2025	–	67,200
Convertible note payable issued March 2025, due December 2025	61,600	–
Convertible note payable issued April 2025, due February 2026	89,650	–
Convertible note payable issued May 2025, due March 2026	73,700	–
Convertible note payable issued July 2025, due April 2026	79,200	–
	304,150	252,720
Less debt discount	(39,650)	(38,114)
Less current portion of convertible notes	(264,500)	(214,606)
Long-term convertible notes payable	$–	$–

Following is a summary of convertible promissory notes:

	January 31, 2025	January 31, 2024

8% convertible note payable issued January 2024, due October 2024	$–	$110,000
10% convertible note payable issued June 2024, due March 2025	21,120	–
10% convertible note payable issued August 2024, due May 2025	67,200	–
10% convertible note payable issued October 2024, due July 2025	97,200	–
10% convertible note payable issued December 2024, due September 2025	67,200	–
	252,720	110,000
Less debt discount	(38,114)	(15,000)
Less current portion of convertible notes	(214,606)	(95,000)
Long-term convertible notes payable	$–	$–